14. POST-EMPLOYMENT BENEFITS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Current post-employment benefits	$ 199	$ 186
Noncurrent post-employment benefits	1,687	1,646
Total post-employment benefits	1,886	1,832	$ 2,389
Accrued benefit obligation
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Total post-employment benefits	$ 1,886	$ 1,832